UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

GLOBAL INFLATION MANAGEMENT FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	January 31, 2009

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 49.2%
Australia - 0.7%
430,000	AUD	Australia Government, Bonds, 4.000% due 8/20/20	$453,318

Canada - 1.9%
		Government of Canada, Bonds:
298,807	CAD	4.250% due 12/1/26	304,555
711,702	CAD	4.000% due 12/1/31	747,565
99,707	CAD	3.000% due 12/1/36	93,361

		Total Canada	1,145,481

France - 13.2%
518,259	EUR	French Treasury Note, 1.250% due 7/25/10	667,497
		Government of France:
168,632	EUR	1.800% due 7/25/40	201,926
		Bonds:
868,613	EUR	1.600% due 7/25/11	1,119,536
847,099	EUR	3.000% due 7/25/12	1,140,429
424,513	EUR	2.500% due 7/25/13	568,128
638,189	EUR	1.600% due 7/25/15	811,097
848,520	EUR	1.000% due 7/25/17	1,007,898
830,990	EUR	2.250% due 7/25/20	1,068,153
298,181	EUR	2.100% due 7/25/23	380,728
410,260	EUR	3.400% due 7/25/29	628,646
420,982	EUR	3.150% due 7/25/32	620,176

		Total France	8,214,214

Germany - 2.5%
463,022	EUR	Bundesobligation, Inflation Linked, 2.250% due 4/15/13	603,588
737,975	EUR	Bundesrepublik Deutschland, 1.500% due 4/15/16	932,571

		Total Germany	1,536,159

Greece - 0.6%
421,580	EUR	Hellenic Republic, 2.300% due 7/25/30	370,663

Italy - 6.1%
		Italy Buoni Poliennali Del Tesoro:
262,663	EUR	2.600% due 9/15/23	302,350
		Bonds:
506,055	EUR	0.950% due 9/15/10	639,720
546,319	EUR	1.850% due 9/15/12	690,697
417,125	EUR	2.100% due 9/15/17	492,314
173,182	EUR	2.350% due 9/15/19	200,263
		Senior Notes:
808,604	EUR	2.150% due 9/15/14	1,022,396
385,042	EUR	2.350% due 9/15/35	432,377

		Total Italy	3,780,117

Japan - 4.7%
		Government of Japan, Bonds:
3,054,000	JPY	1.200% due 3/10/14	32,321
7,168,000	JPY	1.100% due 6/10/14	73,825
10,587,200	JPY	0.500% due 12/10/14	103,138
15,405,000	JPY	0.500% due 6/10/15	147,416
13,094,400	JPY	0.800% due 9/10/15	127,800
12,024,200	JPY	0.800% due 12/10/15	116,954
35,665,000	JPY	0.800% due 3/10/16	344,718
20,420,000	JPY	1.000% due 6/10/16	199,189

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Japan - 4.7% (continued)
40,560,000	JPY	1.100% due 12/10/16	$398,817
20,300,000	JPY	1.200% due 12/10/17	200,789
13,419,700	JPY	1.400% due 3/10/18	133,932
30,300,000	JPY	1.400% due 6/10/18	300,887
76,504,800	JPY	Government of Japan CPI Linked Bond, 1.100% due 9/10/16	753,950

		Total Japan	2,933,736

Sweden - 2.5%
8,860,000	SEK	Government of Sweden, Bonds, 3.500% due 12/1/28	1,580,730

United Kingdom - 17.0%
204,807	GBP	United Kingdom Gilt, 0.750% due 11/22/47	294,501
		United Kingdom Treasury Gilt:
290,000	GBP	2.500% due 8/16/13	1,035,946
324,562	GBP	1.250% due 11/22/55	583,946
		Bonds:
190,000	GBP	2.500% due 8/23/11	797,118
360,000	GBP	2.500% due 7/26/16	1,432,166
401,393	GBP	1.250% due 11/22/17	565,469
245,000	GBP	2.500% due 4/16/20	987,495
199,660	GBP	1.875% due 11/22/22	299,134
265,000	GBP	2.500% due 7/17/24	941,311
378,427	GBP	1.250% due 11/22/27	544,424
202,000	GBP	4.125% due 7/22/30	708,611
109,427	GBP	1.250% due 11/22/32	163,997
640,000	GBP	2.000% due 1/26/35	1,424,721
512,650	GBP	1.125% due 11/22/37	783,120

		Total United Kingdom	10,561,959

		TOTAL SOVEREIGN BONDS (Cost - $34,165,745)	30,576,377

CORPORATE BONDS & NOTES - 1.9%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
50,000		EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	45,625

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
65,000		Chesapeake Energy Corp., Senior Notes, 9.500% due 2/15/15	64,025

FINANCIALS - 1.5%
Capital Markets - 0.2%
110,000	EUR	Goldman Sachs Group Inc., Senior Notes, 5.375% due 2/15/13	129,452
150,000		Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (a)(b)(c)	765
27,000	EUR	RBS Capital Trust C, 4.243% due 1/12/16 (d)(e)	8,297

		Total Capital Markets	138,514

Commercial Banks - 0.5%
50,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16 (d)(e)	10,731
100,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)(d)	60
40,000	EUR	HT1 Funding GmbH, Subordinated Bonds, 6.352% due 6/30/17 (d)(e)	11,524
100,000	EUR	Royal Bank of Scotland Group PLC, Junior Subordinated Debentures, 7.092% due 9/29/17 (d)(e)	17,287
		Royal Bank of Scotland PLC:
13,000	EUR	Medium-Term Notes, 3.492% due 7/3/14 (d)(e)	5,712
190,000	EUR	Senior Notes, 6.934% due 4/9/18	233,400
100,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (d)(e)	49,939

		Total Commercial Banks	328,653

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services - 0.5%
100,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (d)(e)	$28,181
100,000	EUR	GE Capital European Funding, Senior Notes, 4.875% due 3/6/13	127,613
100,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (d)(e)	71,695
50,000	GBP	Network Rail Infrastructure Finance PLC, Medium-Term Notes, 1.375% due 11/22/37	73,947

		Total Diversified Financial Services	301,436

Insurance - 0.2%
200,000	EUR	ELM BV, 5.252% due 5/25/16 (d)(e)	91,738

Thrifts & Mortgage Finance - 0.1%
		Countrywide Financial Corp.:
70,000		6.250% due 5/15/16	64,643
20,000		Medium-Term Notes, 5.800% due 6/7/12	19,675

		Total Thrifts & Mortgage Finance	84,318

		TOTAL FINANCIALS	944,659

MATERIALS - 0.0%
Metals & Mining - 0.0%
40,000		Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	25,200

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
50,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18	66,156

UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
60,000		Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	49,050

		TOTAL CORPORATE BONDS & NOTES (Cost - $2,159,943)	1,194,715

U.S. TREASURY INFLATION PROTECTED SECURITIES - 38.5%
		U.S. Treasury Bonds, Inflation Indexed:
524,824		3.500% due 1/15/11	536,961
275,156		3.375% due 1/15/12	285,388
1,051,491		3.000% due 7/15/12	1,089,608
879,008		1.875% due 7/15/13	875,164
1,684,775		2.375% due 1/15/25 (f)	1,647,395
738,486		2.000% due 1/15/26	684,024
516,146		2.375% due 1/15/27	506,147
2,036,644		1.750% due 1/15/28	1,813,251
1,037,562		3.625% due 4/15/28	1,196,764
671,934		3.875% due 4/15/29	802,541
143,611		3.375% due 4/15/32	173,186
		U.S. Treasury Notes, Inflation Indexed:
568,166		4.250% due 1/15/10	573,848
1,233,430		0.875% due 4/15/10	1,200,283
2,022,279		2.375% due 4/15/11	2,034,287
701,376		2.000% due 4/15/12	703,787
1,808,567		0.625% due 4/15/13	1,748,660
913,972		2.000% due 1/15/14	909,688
800,127		2.000% due 7/15/14	795,877
1,268,239		1.625% due 1/15/15	1,229,796
688,029		1.875% due 7/15/15	679,000
674,270		2.000% due 1/15/16	670,267
767,858		2.500% due 7/15/16	788,734
442,411		2.375% due 1/15/17	451,121

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT†	SECURITY	VALUE
522,719	2.625% due 7/15/17	$546,242
618,528	1.625% due 1/15/18	604,225
1,487,256	1.375% due 7/15/18	1,431,948

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $23,834,691)	23,978,192

CONTRACTS
PURCHASED OPTIONS - 0.3%
21	Eurodollar Futures, Put @ $95.25, expires 3/16/09	132
17	Eurodollar Futures, Put @ $95.25, expires 6/15/09	106
59	Eurodollar Futures, Put @ $98.75, expires 2/13/09	9,853
84	U.S. Treasury 10-Year Notes Futures, Put @ $121.00, expires 2/20/09	55,125
28	U.S. Treasury 30-Year Bonds Futures, Put @ $125.00, expires 2/20/09	56,126
56	U.S. Treasury Bonds Futures, Put @ $115.00, expires 3/27/09	52,752

	TOTAL PURCHASED OPTIONS (Cost - $165,199)	174,094

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $60,325,578)	55,923,378

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 17.6%
U.S. Government Agencies - 7.9%
940,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.150% due 2/17/09 (g)	939,941
	Federal Home Loan Mortgage Corp. (FHLMC):
3,000,000	Discount Notes, 0.370% due 5/5/09 (g)(h)	2,997,663
1,000,000	Senior Discount Notes, 0.179% due 2/26/09 (g)(h)	999,881

	Total U.S. Government Agencies (Cost - $4,936,985)	4,937,485

Repurchase Agreement - 9.7%
6,030,000	Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.220% due 2/2/09; Proceeds at maturity- $6,030,111; (Fully collateralized by U.S. government agency obligation, 4.900% due 6/12/18; Market value - $6,218,875) (Cost - $6,030,000)	6,030,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,966,985)	10,967,485

	TOTAL INVESTMENTS - 107.5% (Cost - $71,292,563#)	66,890,863
	Liabilities in Excess of Other Assets - (7.5)%	(4,653,158)

	TOTAL NET ASSETS - 100.0%	$62,237,705

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is currently in default.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
28	U.S. Treasury 10-Year Notes Futures, Put	2/20/09	$120.00	$12,999
28	U.S. Treasury Bonds Futures, Put	2/20/09	120.00	19,999
56	U.S. Treasury Bonds Futures, Put	3/27/09	110.00	20,748

	Total Written Options (Premiums Received - $53,871)			$53,746

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Inflation Management Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$66,890,863	—	$66,890,863	—
Other Financial Instruments*	40,414	$(59,875)	100,289	—

Total	$66,931,277	$(59,875)	$66,991,152	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the fund. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated fund transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the

Notes to Schedule of Investments (unaudited) (continued)

Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$741,233
Gross unrealized depreciation	(5,142,933)

Net unrealized depreciation	$(4,401,700)

At January 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
German Euro Schatz	125	3/09	17,286,073	17,254,736	$(31,337)
LIBOR	38	3/09	6,757,343	6,747,523	(9,820)

Net Unrealized Loss on Open Futures Contracts					$(41,157)

During the period ended January 31, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2008	51	$7,111
Options written	195	135,732
Options closed	(134)	(88,972)
Options expired	—	—

Written options, outstanding January 31, 2009	112	$53,871

Options on futures which trade on the EUREX and LIFFE exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.

At January 31, 2009, the Fund held the following purchased and written options on futures:

	Number of Contracts	Strike Price	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3 Months Euribor, Put	113	97.75	2/16/09	$6,957	$5,426	$(1,531)
3 Months Euribor, Put	42	95.00	3/16/09	12,665	0	(12,665)
3 Months Euribor, Put	217	98.00	6/15/09	102,548	93,780	(8,768)
3 Months Euribor, Put	107	98.00	9/14/09	80,431	77,070	(3,361)
Euro Bundes Obligationer, Put	55	120.00	2/20/09	21,170	27,467	6,297
Euro Bundes Obligationer, Put	8	121.00	2/20/09	5,004	6,863	1,859
German Euro Bundes Obligationer, Call	48	117.00	2/20/09	10,049	15,058	5,009
German Euro Schatz, Put	125	107.00	2/20/09	8,403	10,404	2,001
German Euro Schatz, Call	83	108.30	2/20/09	13,305	12,754	(551)

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Strike Price	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy: (continued)
Germany Federal Republic 2-Year Bonds, Call	126	108.00	2/20/09	$37,930	$35,496	$(2,434)
LIBOR, Call	11	97.00	3/18/09	2,025	27,496	25,471
LIBOR, Put	23	98.00	3/18/09	1,744	2,076	332
LIBOR, Put	23	97.75	3/18/09	1,283	1,038	(245)
LIBOR, Call	56	98.75	3/18/09	5,256	4,043	(1,213)
LIBOR, Put	36	91.25	6/17/09	2,095	0	(2,095)
LIBOR, Put	14	94.00	6/17/09	682	0	(682)
LIBOR, Call	76	98.00	6/17/09	25,307	45,950	20,643

						$28,067

Contracts to Sell:
Euribor, Put	42	94.875	3/16/09	$8,511	$0	$8,511
Euro Bundes Obligationer, Put	55	118.00	2/20/09	5,388	7,747	(2,359)
LIBOR, Call	56	99.13	3/18/09	1,819	1,010	809

						$6,961

Net Unrealized Gain on Purchased and Written Options on Futures						$35,028

At January 31, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Australian Dollar	520,000	$330,616	2/3/09	$16,276
Australian Dollar	373,744	237,626	2/3/09	(13,866)
Australian Dollar	80,000	50,864	2/3/09	(2,816)
British Pound	150,000	216,577	2/3/09	(46,073)
British Pound	130,000	187,700	2/3/09	(35,770)
British Pound	65,000	93,850	2/3/09	(18,398)
British Pound	651,714	940,977	2/3/09	(161,045)
British Pound	123,263	177,973	2/3/09	(15,291)
British Pound	200,000	288,770	2/3/09	(42,250)
British Pound	220,000	317,647	2/3/09	(30,205)
British Pound	480,000	693,048	2/3/09	(14,712)
British Pound	280,000	404,278	2/3/09	(24,710)
British Pound	340,000	490,909	2/3/09	(4,335)
British Pound	451,917	652,501	2/3/09	(27,499)
British Pound	640,981	925,481	2/3/09	(4,519)
British Pound	260,000	375,401	2/3/09	(13,052)
British Pound	794,740	1,147,485	2/3/09	(8,067)
British Pound	335,002	483,692	2/3/09	17,370
Canadian Dollar	151,389	122,606	2/3/09	(3,394)
Canadian Dollar	265,509	215,028	2/3/09	(2,972)
Canadian Dollar	620,000	502,120	2/3/09	(22,681)
Euro	653,827	837,225	2/3/09	(50,116)
Euro	435,376	557,499	2/3/09	(27,559)
Euro	1,523,641	1,951,023	2/3/09	(63,003)
Euro	90,000	115,245	2/3/09	(162)
Euro	400,000	512,200	2/3/09	14,480
Euro	120,000	153,660	2/3/09	(3,900)

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy: (continued)
Euro	300,000	$384,150	2/3/09	$(1,920)
Euro	427,012	546,789	2/3/09	6,789
Euro	1,060,000	1,357,330	2/3/09	16,748
Euro	349,252	447,217	2/3/09	(42,783)
Euro	705,391	903,253	2/3/09	(76,747)
Euro	42,594	54,542	2/3/09	(4,481)
Euro	972,326	1,245,063	2/3/09	(54,937)
Euro	820,000	1,050,010	2/3/09	(69,085)
Euro	613,970	786,189	2/3/09	(24,252)
Euro	1,913,427	2,450,143	2/3/09	(27,745)
Hong Kong Dollar	1,300,000	167,640	2/3/09	(188)
Japanese Yen	94,787,815	1,055,132	2/3/09	111,594
Japanese Yen	77,618,321	864,010	2/3/09	89,438
Japanese Yen	25,000,000	278,288	2/3/09	18,871
Japanese Yen	33,060,000	368,008	2/3/09	33,748
Japanese Yen	29,235,170	325,432	2/3/09	15,432
Japanese Yen	19,450,000	216,508	2/3/09	4,800
Japanese Yen	22,540,000	250,904	2/3/09	5,451
Japanese Yen	63,788,900	710,067	2/3/09	10,067
Japanese Yen	54,162,185	602,907	2/3/09	3,038
Japanese Yen	18,180,000	202,371	2/3/09	1,598
Swedish Krona	295,096	35,245	2/3/09	(3,645)
Swedish Krona	2,499,968	298,584	2/3/09	(21,416)
Swedish Krona	2,313,082	276,263	2/3/09	716
British Pound	1,587,695	2,290,796	5/12/09	(29,780)
British Pound	584,862	843,865	5/12/09	27,865
British Pound	730,300	1,053,709	5/12/09	53,709
Canadian Dollar	661,898	536,005	5/12/09	5,063
Canadian Dollar	355,366	287,775	5/12/09	(2,225)
Euro	475,000	607,624	5/12/09	(20,041)
Euro	3,831,687	4,901,525	5/12/09	(158,602)
Euro	1,622,875	2,075,994	5/12/09	(24,006)
Hong Kong Dollar	1,300,000	167,708	5/12/09	66
Japanese Yen	190,671,891	2,127,047	5/12/09	16,210
Swedish Krona	2,795,064	333,655	5/12/09	(8,082)
Swedish Krona	1,421,406	169,677	5/12/09	(4,323)

				(741,324)

Contracts to Sell:
Australian Dollar	80,000	$50,864	2/3/09	$3,856
Australian Dollar	893,744	568,242	2/3/09	39,950
British Pound	405,002	584,762	2/3/09	103,822
British Pound	841,288	1,214,693	2/3/09	215,496
British Pound	340,000	490,909	2/3/09	41,327
British Pound	150,000	216,577	2/3/09	10,943
British Pound	1,183,632	1,708,986	2/3/09	41,014
British Pound	325,000	469,251	2/3/09	2,925
British Pound	40,000	57,754	2/3/09	1,268
British Pound	100,000	144,385	2/3/09	1,795
British Pound	150,000	216,577	2/3/09	11,123
British Pound	1,587,695	2,292,393	2/3/09	30,961

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell: (continued)
Canadian Dollar	375,000	$303,702	2/3/09	$4,218
Canadian Dollar	661,898	536,052	2/3/09	(5,408)
Euro	320,000	409,760	2/3/09	28,640
Euro	246,578	315,743	2/3/09	14,257
Euro	985,753	1,262,256	2/3/09	40,731
Euro	747,634	957,345	2/3/09	32,372
Euro	265,223	339,618	2/3/09	(5,357)
Euro	236,593	302,957	2/3/09	(2,957)
Euro	400,000	512,200	2/3/09	(6,160)
Euro	1,100,000	1,408,550	2/3/09	(19,360)
Euro	393,349	503,683	2/3/09	46,317
Euro	1,500,000	1,920,750	2/3/09	130,200
Euro	400,000	512,200	2/3/09	29,823
Euro	3,831,687	4,906,475	2/3/09	164,380
Hong Kong Dollar	1,300,000	167,640	2/3/09	(91)
Japanese Yen	29,980,500	333,729	2/3/09	(33,729)
Japanese Yen	18,180,000	202,371	2/3/09	(21,538)
Japanese Yen	5,070,000	56,437	2/3/09	(4,681)
Japanese Yen	95,000,000	1,057,494	2/3/09	(16,798)
Japanese Yen	13,400,000	149,162	2/3/09	(4,202)
Japanese Yen	25,520,000	284,076	2/3/09	(8,839)
Japanese Yen	60,000,000	667,891	2/3/09	(60,542)
Japanese Yen	190,671,891	2,122,468	2/3/09	(14,897)
Swedish Krona	2,313,082	276,263	2/3/09	31,140
Swedish Krona	2,795,064	333,829	2/3/09	8,578
Australian Dollar	373,744	236,253	5/12/09	13,763
British Pound	794,740	1,146,685	5/12/09	7,436
British Pound	335,002	483,355	5/12/09	(17,451)
British Pound	750,000	1,082,133	5/12/09	(50,433)
British Pound	100,000	144,284	5/12/09	(1,638)
Euro	613,970	785,396	5/12/09	23,111
Euro	1,913,427	2,447,671	5/12/09	25,089
Euro	600,000	767,525	5/12/09	11,935
Euro	175,000	223,861	5/12/09	2,449
Japanese Yen	54,162,185	604,208	5/12/09	(3,107)
Japanese Yen	18,180,000	202,808	5/12/09	(1,601)
Swedish Krona	2,313,082	276,120	5/12/09	(966)
Swedish Krona	4,300,000	513,304	5/12/09	2,449

				841,613

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$100,289

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 24, 2009